Earnings per share (Tables)	12 Months Ended
Mar. 31, 2016
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Years ended March 31,
	2016		2015		2014
	Class A	Class B	Class A	Class B	Class A	Class B
	(In thousands U.S. dollars, except share amounts and EPS)
Basic EPS
Numerator

Net income attributable to the Group	$42,976	$27,275	$24,963	$38,186	$8,921	$42,309

Denominator
Weighted average number of ordinary shares	20,156,818	12,792,989	12,962,222	19,828,489	5,595,292	26,534,063
Basic EPS

Net income attributable to the Group	$2.13	$2.13	$1.93	$1.93	$1.59	$1.59

Net income attributable to the Group	42,976	27,275	24,963	38,186	8,921	42,309
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	27,275	—	38,186	—	42,309	—

Net income attributable to the Group	$70,251	$27,275	$63,149	$38,186	$51,230	$42,309

Denominator
Conversion of Class B to Class A shares	12,792,989	—	19,828,489	—	26,534,063	—
Stock option plans	1,138,407	1,138,407	321,042	321,042	113,133	113,133

Diluted weighted average number of ordinary shares outstanding	34,088,214	13,931,396	33,111,753	20,149,531	32,242,488	26,647,196

Diluted net income attributable to the Group per share	$2.06	$1.96	$1.91	$1.90	$1.59	$1.59